COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 10, 2012
Commitments and Contingencies [Line Items]
Operating lease expense	$ 2,072	$ 2,215	$ 2,474
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Bank guarantees	$ 231
Israeli Subsidiary
Commitments and Contingencies [Line Items]
Bank deposits pledged	$ 859
Subsidiaries
Commitments and Contingencies [Line Items]
Shares of subsidiary pledged	65,000
Ordinary shares, par value (in dollars per share)	$ 0.01